Summary of Significant Accounting Policies (Details) ¥ in Millions			12 Months Ended					103 Months Ended
	Apr. 01, 2019	May 01, 2018	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Material price percentage			5.00%	5.00%
Allowance for uncollectable balance amount			$ 791,827		$ 446,527
Inventory reserve			120,286		116,453
Investment amount			702,890	¥ 5	744,924	¥ 5
Investment income			38,588		30,827		$ 21,820
Research and development expenses			7,644,375		5,465,662		583,125
Advertising expenses			$ 17,527,318		1,316,654		343,962
Tax benefit percentage			50.00%	50.00%
Percentage of vat rate			17.00%	17.00%
Comprehensive income amount			$ 465,689		$ 617,145		$ 347,312
Ownership [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of ownership interest			20.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment term			30 days	30 days
Percentage of vat rate	13.00%	16.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment term			120 days	120 days
JX RCB Bank [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investment amount								$ 700,000	¥ 5
JX RCB Bank [Member] | Ownership [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of ownership interest								5.00%	5.00%